Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 7,448	SFr 7,390	SFr 7,305
Bank
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 6,302		SFr 6,140